Nature of the Business (Details) $ in Thousands	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of wholly owned subsidiaries | subsidiary			5
Accumulated deficit		$ 308,678	$ 146,770			$ 91,895
Cash balance		8,600			$ 20,500
Proceeds from issuance of fixed rate secured loan notes		25,631
Payment of issuance costs of convertible loans		1,004	$ 852
Expected capital raise		230,000		$ 355,000
Loan Note Instrument agreement
Debt Instrument [Line Items]
Proceeds from issuance of fixed rate secured loan notes	$ 10,000	11,500
Payment of issuance costs of convertible loans		$ 4,000